CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2018	2019
	in USD thousands

Cash on hand and in bank	2,329	4,922
Short-term bank deposits	1,075	375
	3,404	5,297

The short-term bank deposits included in cash and cash equivalents bear interest at annual rate of between 0.13% and 0.15%. The carrying amount of cash and cash equivalents approximates their fair value, since they bear interest at rates similar to prevailing market interest rates.